Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 221,165	$ 208,652
ECL allowance	3,540	1,915
Net loans	416,388	398,108
Gross personal	42,222	43,651
Gross credit card	11,389	12,755
Gross business and government	145,152	134,965
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	146,141	142,260
Gross personal	23,302	24,258
Gross credit card	3,285	3,015
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	46,844	37,140
Gross personal	1,775	5,674
Gross credit card	1,388	1,225
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	18,533	18,325
Gross personal	11,159	6,537
Gross credit card	2,340	5,893
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,156	6,519
Gross personal	4,033	5,314
Gross credit card	3,751	1,909
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,054	1,173
Gross personal	1,100	915
Gross credit card	472	548
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	654	597
Gross personal	140	164
Gross business and government	1,359	866
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,783	2,638
Gross personal	713	789
Gross credit card	153	165
Gross business and government	267	876
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	50,489	47,051
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	88,178	84,223
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,859	1,949
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	363	211
Net loans	220,802	208,441
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	832	553
Net loans	41,390	43,098
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	667	420
Net loans	10,722	12,335
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,678	731
Net loans	143,474	134,234
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	206,350	200,184
ECL allowance	735	526
Net loans	378,586	377,911
Gross personal	35,691	38,259
Gross credit card	8,926	11,288
Gross business and government	128,354	128,706
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	146,139	142,260
Gross personal	23,302	24,258
Gross credit card	3,285	3,015
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	45,678	37,140
Gross personal	1,618	4,321
Gross credit card	1,388	1,142
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,491	17,315
Gross personal	8,662	4,955
Gross credit card	2,340	5,619
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	232	1,207
Gross personal	1,265	3,703
Gross credit card	1,778	1,344
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages		11
Gross personal	331	302
Gross credit card		10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,810	2,251
Gross personal	513	720
Gross credit card	135	158
Gross business and government	218	752
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	49,418	46,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	0	80,780
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	416	374
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	51	28
Net loans	206,299	200,156
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	179	160
Net loans	35,512	38,099
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	125	129
Net loans	8,801	11,159
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	380	209
Net loans	127,974	128,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,006	7,717
ECL allowance	1,891	745
Net loans	36,367	18,975
Gross personal	6,350	5,188
Gross credit card	2,463	1,467
Gross business and government	15,439	5,348
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	157	1,353
Gross credit card		83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,042	1,010
Gross personal	2,497	1,582
Gross credit card		274
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,924	5,312
Gross personal	2,768	1,611
Gross credit card	1,973	565
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,054	1,162
Gross personal	769	613
Gross credit card	472	538
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	818	233
Gross personal	159	29
Gross credit card	18	7
Gross business and government	49	79
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,071	251
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,876	3,443
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,443	1,575
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	161	43
Net loans	13,845	7,674
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,166
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	540	265
Net loans	5,810	4,923
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	542	291
Net loans	1,921	1,176
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	648	146
Net loans	14,791	5,202
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,435	1,222
Gross business and government	1,359	911
Stage 3 [member] | Financial instruments not credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross business and government		45
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	809	751
Gross personal	181	204
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	654	597
Gross personal	140	164
Gross business and government	1,359	866
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	155	154
Gross personal	41	40
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	151	140
Net loans	658	611
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	113	128
Net loans	68	76
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	650	376
Net loans	709	535
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 914	$ 644